Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our Named Executive Officers (“NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (2) below sets forth the adjustments from the Total Compensation as reported in the Summary Compensation Table above.
The Company’s net income for fiscal 2023 was down as compared to fiscal 2022 largely due to increased funding costs and operating expenses as well as a $52.9 million after tax loss related to the sale of available-for-sale investment securities in the second and third quarters of 2023 due to a balance sheet repositioning. The Company’s total shareholder return (“TSR”) and return on average equity (“ROAE”) were likewise impacted by the sale of these securities as a loss. The Company’s net income for the fiscal year ending December 31, 2023, was $9,505,000 and ROAE was 1.50%. Excluding the loss on the sale of these securities, net income would have been $62,369,000 and ROAE would have been 9.83%. These financial measures as adjusted are non-GAAP financial measures. For information on the Company’s use of non-GAAP financial measures and a reconciliation of adjusted net income to net income and adjusted ROAE to ROAE, see pages 0-0 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023 as filed with the SEC on February 29, 2024.
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and return on average equity for fiscal years ended 2020, 2021, 2022 and 2023:
Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average SCT Total for non- PEO NEOs	Average Compensation actually paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment based on:		Net Income (000s)	Return on Average Equity
					TSR	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,774,221	$1,311,049	$752,986	$591,564	$74.90	$107.32	$9,505	1.50%
2022	$1,783,651	$1,651,232	$796,507	$768,454	$92.72	$98.38	$85,030	13.25%
2021	$2,202,048	$1,999,303	$836,338	$916,836	$96.99	$118.61	$89,264	12.32%
2020	$3,362,179	$1,081,419	$1,125,163	$577,179	$79.65	$87.24	$77,588	11.09%
(1)	Mr. Romaine was our principal executive officer (PEO) in each of the years shown above. The Named Executive Officers who were used in determining the compensation amounts above were as follows:
2023: Messrs. Tomazin, Fetsko, McKenna, and Boyce. and Ms. Kunkel
2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna, and Boyce
2020: Messrs. Fetsko, Gruber, Boyce, and Howard
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2023 compensation:

	Adjustments to 2023 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	2,774,221	752,986
Minus Stock and Option Awards from Summary Comp. Table	504,078	104,999
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	1,121,829	118,601
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	9,417
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	595,072	123,953
Plus Change in Value of Unvested Awards Granted in Prior Years	(293,961)	(46,769)
Plus Value of Awards Granted and Vested During Year	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(138,376)	(24,423)
Minus Value of Performance-Based Awards Forfeited During Year	—	—
Compensation Actually Paid	1,311,049	591,564
(3)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2019.

Company Selected Measure Name	ROAE as ranked in Federal Reserve Board’s Bank Holding Company Performance Report, Peer Group 2
Named Executive Officers, Footnote
(1)	Mr. Romaine was our principal executive officer (PEO) in each of the years shown above. The Named Executive Officers who were used in determining the compensation amounts above were as follows:
2023: Messrs. Tomazin, Fetsko, McKenna, and Boyce. and Ms. Kunkel
2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna, and Boyce
2020: Messrs. Fetsko, Gruber, Boyce, and Howard

Peer Group Issuers, Footnote
(3)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2019.

PEO Total Compensation Amount	$ 2,774,221	$ 1,783,651	$ 2,202,048	$ 3,362,179
PEO Actually Paid Compensation Amount	$ 1,311,049	1,651,232	1,999,303	1,081,419
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2023 compensation:

	Adjustments to 2023 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	2,774,221	752,986
Minus Stock and Option Awards from Summary Comp. Table	504,078	104,999
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	1,121,829	118,601
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	9,417
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	595,072	123,953
Plus Change in Value of Unvested Awards Granted in Prior Years	(293,961)	(46,769)
Plus Value of Awards Granted and Vested During Year	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(138,376)	(24,423)
Minus Value of Performance-Based Awards Forfeited During Year	—	—
Compensation Actually Paid	1,311,049	591,564

Non-PEO NEO Average Total Compensation Amount	$ 752,986	796,507	836,338	1,125,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 591,564	768,454	916,836	577,179
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2023 compensation:

	Adjustments to 2023 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	2,774,221	752,986
Minus Stock and Option Awards from Summary Comp. Table	504,078	104,999
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	1,121,829	118,601
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	9,417
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	595,072	123,953
Plus Change in Value of Unvested Awards Granted in Prior Years	(293,961)	(46,769)
Plus Value of Awards Granted and Vested During Year	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(138,376)	(24,423)
Minus Value of Performance-Based Awards Forfeited During Year	—	—
Compensation Actually Paid	1,311,049	591,564

Compensation Actually Paid vs. Total Shareholder Return	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, 2022, and 2023 and each of the financial metrics stated therein.
Compensation Actually Paid vs. Net Income	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, 2022, and 2023 and each of the financial metrics stated therein.
Compensation Actually Paid vs. Company Selected Measure	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, 2022, and 2023 and each of the financial metrics stated therein.
Total Shareholder Return Vs Peer Group	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, 2022, and 2023 and each of the financial metrics stated therein.
Tabular List, Table
The most important performance metrics used to link compensation actually paid to the NEOs for 2023 to company performance were:
1.	ROAE as ranked in Federal Reserve Board’s Bank Holding Company Performance Report, Peer Group 2
2.	Core earnings per share (diluted)
3.	Core revenue per share
4.	Core pre-provision, pre-tax net revenue per share

Total Shareholder Return Amount	$ 74.9	92.72	96.99	79.65
Peer Group Total Shareholder Return Amount	107.32	98.38	118.61	87.24
Net Income (Loss)	$ 9,505,000	$ 85,030,000	$ 89,264,000	$ 77,588,000
Company Selected Measure Amount	0.015	0.1325	0.1232	0.1109
PEO Name	Mr. Romaine	Mr. Romaine	Mr. Romaine	Mr. Romaine
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	$ 52,900,000
Adjusted Net Income	$ 62,369,000
Adjusted Return on Average Equity	9.83%
Measure:: 1
Pay vs Performance Disclosure
Name	ROAE as ranked in Federal Reserve Board’s Bank Holding Company Performance Report, Peer Group 2
Non-GAAP Measure Description	For information on the Company’s use of non-GAAP financial measures and a reconciliation of adjusted net income to net income and adjusted ROAE to ROAE, see pages 0-0 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023 as filed with the SEC on February 29, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Core earnings per share (diluted)
Measure:: 3
Pay vs Performance Disclosure
Name	Core revenue per share
Measure:: 4
Pay vs Performance Disclosure
Name	Core pre-provision, pre-tax net revenue per share
PEO | Stock and Option Awards from Summary Comp. Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (504,078)
PEO | Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,121,829)
PEO | Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Service Cost Due to Amendments During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,072
PEO | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,961)
PEO | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,376)
PEO | Value of Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock and Option Awards from Summary Comp. Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,999)
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,601)
Non-PEO NEO | Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,417
Non-PEO NEO | Prior Service Cost Due to Amendments During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,953
Non-PEO NEO | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,769)
Non-PEO NEO | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,423)
Non-PEO NEO | Value of Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0